Other Accounts Payable and Accrued Expenses	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	NOTE 4:- OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
	As of December 31,
	2022	2021

Account payables	$72	$107
Accrued expenses	152	165

	$224	$272

NOTE 4:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	As of December 31,
	2021	2020

Account payables	$107	$9
Accrued expenses	165	-

	$272	$9